December 5, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A

(File No. 811-21988)

Prudential Retirement Security Annuity IV

(File No. 333-162553)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and the PRIAC Variable Contract Account A, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the annual report made with the Commission by the underlying mutual fund within this group variable annuity. In addition, we incorporate by reference the following annual report with respect to the portfolio specified below:

1.	Filer/Entity:	Prudential Investment Portfolios, Inc.
	Registration No.:	811-07343
	CIK No.:	0000949512
	Accession No.:	0001193125-14-422065
	Date of Filing:	11/21/2014

	Share Class:	Z

Prudential Asset Allocation Fund

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel